Segment Disclosures - Net Income (Loss), Investments, Total Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 18, 2018
Net Income (Loss) Attributable to ConocoPhillips
Net income (loss) attributable to ConocoPhillips	$ 7,189	$ 6,257	$ (855)
Investments In and Advances To Affiliates
Investments in and advances to affiliates	8,453	9,340	9,590
Total Assets
Total assets	70,514	69,980	73,362
Corporate, Non-Segment [Member]
Net Income (Loss) Attributable to ConocoPhillips
Net income (loss) attributable to ConocoPhillips	38	(1,667)	(2,136)
Investments In and Advances To Affiliates
Investments in and advances to affiliates	0	0	0
Total Assets
Total assets	11,164	8,573	11,456
Alaska Segment [Member] | Operating Segments [Member]
Net Income (Loss) Attributable to ConocoPhillips
Net income (loss) attributable to ConocoPhillips	1,466	1,814	1,520
Investments In and Advances To Affiliates
Investments in and advances to affiliates	83		56	$ 86
Total Assets
Total assets	15,453		12,108	14,648
Lower 48 Segment [Member] | Operating Segments [Member]
Net Income (Loss) Attributable to ConocoPhillips
Net income (loss) attributable to ConocoPhillips	(2,371)	1,747	436
Investments In and Advances To Affiliates
Investments in and advances to affiliates	35		402	378
Total Assets
Total assets	14,425		14,632	14,888
Canada Segment [Member] | Operating Segments [Member]
Net Income (Loss) Attributable to ConocoPhillips
Net income (loss) attributable to ConocoPhillips	2,564	63	279
Investments In and Advances To Affiliates
Investments in and advances to affiliates	0		0	0
Total Assets
Total assets	6,350		6,214	5,748
Europe, Middle East and North Africa Segment [Member] | Operating Segments [Member]
Net Income (Loss) Attributable to ConocoPhillips
Net income (loss) attributable to ConocoPhillips	1,116	2,594	3,170
Investments In and Advances To Affiliates
Investments in and advances to affiliates	1,070		1,402	1,311
Total Assets
Total assets	9,269		13,346	11,276
Asia Pacific Segment [Member] | Operating Segments [Member]
Net Income (Loss) Attributable to ConocoPhillips
Net income (loss) attributable to ConocoPhillips	(1,661)	1,342	1,483
Investments In and Advances To Affiliates
Investments in and advances to affiliates	7,265		7,730	7,565
Total Assets
Total assets	13,568		15,509	14,758
Other International Segment [Member] | Operating Segments [Member]
Net Income (Loss) Attributable to ConocoPhillips
Net income (loss) attributable to ConocoPhillips	167	$ 364	263
Investments In and Advances To Affiliates
Investments in and advances to affiliates	0		0	0
Total Assets
Total assets	$ 285		$ 97	$ 89